Distribution of Profits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Distribution of Profits [Line Items]
Appropriations to statutory surplus reserve percentage	50.00%
Statutory reserves	¥ 593,691	$ 81,335	¥ 608,376
Restricted net assets	¥ 1,495,385		¥ 1,510,070
PRC [Member]
Distribution of Profits [Line Items]
Appropriations to statutory surplus reserve percentage	10.00%